S000018524 [Member] Expense Example - LIMITED TERM TAX-EXEMPT FUND - LIMITED TERM TAX-EXEMPT FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	$ 635